Prepayments, Receivables and Other Assets (Tables)	12 Months Ended
Mar. 31, 2021
Prepayments Receivables And Other Assets [Abstract]
Schedule of prepayments, receivables and other assets
	As of March 31,
	2021	2020
Staff IOU	$2,197,130	$943,718
Receivable from a third-party company	572,362	3,530,675
Others	180,370	144,347
Total prepayments, receivables and other assets	2,949,862	4,618,740
Less: allowance for doubtful accounts	(1,090,759)	-
Prepayments, receivables and other assets, net	$1,859,103	$4,618,740